Acquisitions (Disclosure Of Detailed Information About Business Combinations - Westinghouse) (Details) - Westinghouse Electric Company [Member]	Nov. 07, 2023 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Ownership stake	49.00%
Purchase price	$ 2,140,305,000
Cash paid	1,540,305,000
Term loan	$ 600,000,000
Number of common stock issued | shares	34,057,250
Amount in escrow	$ 50,000,000
Cash and cash equivalents	254,800,000
Other current assets	938,413,000
Property, plant and equipment	787,278,000
Intangible assets	2,852,780,000
Goodwill	568,631,000
Non-current assets	346,891,000
Current liabilities	(1,164,621,000)
Non-current liabilities	(2,443,867,000)
Net assts acquired	$ 2,140,305,000
Brookfield Renewable Partners [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	51.00%